Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2024
Consolidated Statements of Cash Flows - Supplemental Disclosure
Schedule of reconciliation of liabilities arising from financing activities

Years ended December 31:	2024	2023	2022
Bonds payable, opening balance	$36,107	$35,538	$35,227
Cash flows	(777)	—	—
Non-cash changes:
Accretion	473	156	140
Cumulative translation adjustments	742	413	171
Bonds payable, ending balance (see Note 15)	$36,545	$36,107	$35,538

Years ended December 31:	2024	2023	2022
Lease liabilities, opening balance	$314	$706	$767
Cash flows	(408)	(414)	(378)
Non-cash changes:
Additions	313	—	295
Accretion	28	20	28
Cumulative translation adjustments	6	2	(6)
Reclassification to asset held for sale	(253)	—	—
Lease liabilities, ending balance (see Note 14)	$—	$314	$706